SUMMARY OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Tax at statutory tax rate	21.00%	21.00%
State taxes
Other permanent items		(1.00%)
Valuation allowance	(21.00%)	(20.00%)
Income tax expense